AMERICAN FIDELITY ASSURANCE COMPANY


                                            Dual Strategy Fund, Inc.


                                                   June 30, 1999

Dear Participant:

The U.S. equity markets railed to new record highs in the second quarter despite continued weakness in the bond markets. American Fidelity Dual Strategy Fund, Inc. also reported a gain for the first half. The net asset value on June 30, 1999 was up 13% from December 31, 1998.

The ongoing strength in the U.S. economy has been a major catalyst in helping to ignite a global resurgence in economic growth. The strong economy reinforced investor confidence in the outlook for corporate profits and continued prosperity. However, with signs of growing momentum in U.S. economic activity, investors became more concerned about the outlook for inflation and interest rates. This concern was reflected in the bond market as long term U.S. Treasury yields rose significantly during the first half of 1999.

Strong consumer spending continued to drive Real Gross Domestic Product growth during the first half. Accelerated tax refunds, vigorous income growth and healthy stock market gains were all contributing factors to the exceptional levels of consumer spending the U.S. has experienced over the last few quarters. We expect Real Gross Domestic Product growth to slow to a more moderate level in the second half of the year.

Inflation rates, as measured by the Consumer Price index (OCPIO), were impacted by the sharp rise in energy costs earlier this year. Core inflation rates, which exclude food energy costs, remained relatively stable. Despite some isolated inflationary pressures, the broader measures of inflation have yet to confirm any signs of a sustained resurgence in the inflation rate. Labor costs, which represent a key component of the price indices, have actually softened somewhat over the past six months. However, we continue to expect a gradual upward trend in the CPI as the global economy strengthens, the domestic labor market tightens and commodity prices firm.

The yields on the 30 year U.S. Treasury Bond, rose to an eighteen month high, touching 6.2% late in June versus a low of 5.4% in early April. Yields ended the second quarter at 5.99%. A sharp increase in energy prices, growing evidence of improving economic prospects in Asia and the emerging markets, and stronger than expected U.S. economic growth were contributing factors in pushing interest rates higher during the first half. Increased effort by corporate borrowers to take advantage of lower interest rates led to a flood of new bond issues, which added further pressure to the fixed income markets. With our near term outlook for a moderation in economic growth, we believe long-term interest rates could decline slightly over the near term. For the longer-term we would not be surprised if interest rates come under increased pressure as the domestic and global economies accelerate.

Looking to the longer-term, we continue to believe stocks are quite attractive. Given the strong fundamental health of the U.S. economy, low interest rates, and ample market liquidity, we believe stocks offer further upside potential. Equity valuations, however, leave little margin for disappointment and could quickly push stocks into a corrective phase should economic or inflationary developments not meet investor expectations.

If you have any questions, please let us know.

                                    Sincerely,

                                    JOHN W. REX
                                    John W. Rex, President
                                    American Fidelity Dual Strategy Fund, Inc.

JWR:jl

                            AMERICAN FIDELITY
                          DUAL STRATEGY FUND, INC.

                            STATEMENT OF ASSETS
                              AND LIABILITIES
                               June 30, 1999

ASSETS:
Cash & investments at
  market value                                $213,980,671
Accrued interest and dividends                     198,424
Accounts Receivable for Securities Sold                  0
                                               ___________
      Total Assets                             214,179,095
LIABILITIES:
Accounts Receivable for Securities
  Purchased                                              0
Other accounts payable                                   0
Account payable-redemptions                              0
                                               ___________
      Total Liabilities                                  0
NET ASSETS                                    $214,179,095
                                               ===========
ACCUMULATION UNITS
  OUTSTANDING                                   18,957,815
                                               ===========
NET ASSET VALUE PER UNIT                           11.2977
                                               ===========

            STATEMENT OF CHANGES IN NET ASSETS
                      June 30, 1999
Net assets, beginning of year                           $0
Net investment income                            1,002,422
Realized gain on investments                    (1,759,503)
Decrease in unrealized appreciation
  of investments                                25,046,296
Net purchase payments received                 191,770,767
Withdrawal of funds                             (1,880,887)
                                               ___________
Net assets at end of June                     $214,179,095
                                               ===========

                STATEMENT OF OPERATIONS
                     June 30, 1999

INVESTMENT INCOME:
Dividends                                       $1,383,017
Interest                                           105,816
                                                __________
                                                 1,488,833
EXPENSES:
Investment management fee                          486,411
                                                __________
NET INVESTMENT INCOME                           $1,002,422
                                                ==========
REALIZED GAIN ON
  INVESTMENTS:                                  (1,759,503)
                                                ==========
UNREALIZED DEPRECIATION
  OF INVESTMENTS:                              $25,046,296
                                                ==========

                         STATEMENT OF INVESTMENTS
                              June 30, 1999


                                       Shares or      Market
                                       Principal      Value
COMMON STOCKS:                           Amount       Amount

Chemicals & Allied Products:
      Abbott Laboratories                33,600      1,528,800
      American Home Products Corporation 47,000      2,702,500
      Avery-Dennison Corporation         55,800      3,368,925
      Bristol-Myers Squibb Company       76,800      5,409,561
      Dupont                             14,400        983,693
      Johnson & Johnson                  44,000      4,312,000
      Eil Lilly and Company              12,800        916,800
      Merck & Company, Inc.              23,400      1,731,600
      Pfizer, Inc.                       35,800      3,929,050
                                                    ----------
                                                    24,882,929

Electronic & Other Electric Equipment:
      General Electric Company           61,600      6,960,800
      Intel Corporation                  90,400      5,378,800
      Koninklijke Phillips Electronics** 34,040      3,433,785
      Lucent Technologies                70,000      4,720,590
                                                    ----------
                                                    20,493,975

Business Services:
      Automatic Data Processing          68,000      2,992,000
      Computer Associates International  25,800      1,419,000
      Computer Sciences Corporation      36,000      2,490,732
      Interpublic Group of Companies     25,500      2,208,938
      Microsoft Corporation*             82,800      7,467,483
      WPP Group PLC**                    39,000      3,344,250
                                                    ----------
                                                    19,922,403

Industrial Machinery & Equipment:
      Cisco Systems, Inc.*              146,500      9,449,250
      Hewlett-Packard Company            16,400      1,648,200
      IBM Corporation                    31,000      4,006,750
      United Technologies                65,000      4,659,655
                                                    ----------
                                                    19,763,855

Petroleum Refining & Related Industries:
      Atlantic Richfield Company         13,000      1,086,306
      Chevron Corporation                31,600      3,007,909
      Mobile Corporation                 21,000      2,079,000
      Royal dutch Petroleum**            75,200      4,530,800
      Texaco, Inc.                       61,200      3,825,000
                                                    ----------
                                                    14,529,015

Depository Institutions:
      Bank of American Corporation       42,032      3,081,450
      Chase Manhattan Bank               36,300      3,144,487
      First Union Corporation            29,484      1,385,748
      MBNA                               87,750      2,687,344
      J.P. Morgan & Company              10,000      1,405,000
      Regions Financial Corporation      17,600        676,491
      Wachovia Corporation               20,000      1,711,240
                                                    ----------
                                                    14,091,760

Communications:
      Ameritech                          33,400      2,454,900
      Bell Atlantic Corproration         31,792      2,078,402
      Bellsouth Corporation              30,000      1,406,250
      MCI Worldcom Inc.*                 30,000      2,581,860
      SBC Communications, Inc.           37,600      2,180,800
                                                    ----------
                                                    10,702,212

Insurance Carriers:
      AFLAC, Inc.                        70,200      3,360,825
      American International Group       29,250      3,424,064
      MGIC                               43,000      2,090,875
                                                    ----------
                                                     8,875,764

Food & Kindred Products:
      Anheuser-Busch Companies, Inc.     31,000      2,199,047
      The Coca-Cola                      53,600      3,350,000
      Pepsico, Inc.                      73,000      2,824,151
                                                    ----------
                                                     8,373,198

Food Stores:
      Albertson's Inc.                   56,600      2,918,409
      Safeway, Inc.*                     97,700      4,836,150
                                                    ----------
                                                     7,754,559

Electric, Gas & Sanitary Services:
      Duke Energy Company                16,000        870,000
      GTE                                34,800      2,636,100
      Northern States Power Company      38,000        919,106
      Teco Energy, Inc.                  55,500      1,262,625
      Texas Utilities                    34,500      1,423,125
                                                    ----------
                                                     7,110,956

Home Furniture & Equipment Store:
      Circuit City Stores                53,000      4,929,000

Non-Depository Institutions:
      American Express Company           19,600      2,550,450
      Federal National Mortgage
        Association                      34,400      2,352,100
                                                    ----------
                                                     4,902,550

Miscellaneous Manufacturing Industries:
      Tiffany & Company                  47,200      4,554,800

Paper & Allied Products:
      Kimberly Clark                     41,000      2,337,000
      Willamette Industries              47,000      2,164,914
                                                    ----------
                                                     4,501,914

Transportation by Air:
      Delta Airlines, Inc.               24,000      1,383,000
      FDX Corporation*                   50,000      2,712,500
                                                    ----------
                                                     4,095,500

General Merchandise:
      Dollar General                     37,500      1,087,500
      Wal-Mart Corporation               59,400      2,866,050
                                                    ----------
                                                     3,953,550

Holding & Other Investment Offices:
      Felcor Lodging Trust, Inc.         33,300        690,975
      First Industrial Realty Trust      35,000        960,295
      Mack-Cali Realty Corporation       31,400        971,422
      Simon Property Group, Inc.         30,000        761,250
      Spieker Properties, Inc.           12,000        466,500
                                                    ----------
                                                     3,850,442

Instruments & Other Investment Offices:
      Raytheon Company - A               37,500      2,582,813
      Raytheon Company - B               16,000      1,126,000
                                                    ----------
                                                     3,708,813

Transportation Equipment:
      Allied Signal, Inc.                30,000      1,890,000
      Ford Motor Company                 28,000      1,580,236
                                                    ----------
                                                     3,470,236

Miscellaneous Retail:
      Costco Company, Inc.*              40,500      3,242,511

Security & Commodity Brokers:
      Charles Schwab Corporation         29,500      3,241,313

Building Materials & Gardening Supplies:
      Home Depot, Inc.                   46,000      2,964,102

Personal Services:
      H & R Block                        39,300      1,965,000

Eating & Drinking Places:
      McDonald's Corporation             32,000      1,321,984

Primary Metal Industries:
      Englehard Corporation              58,000      1,312,250

Health Services:
      HCR Manor Care*                    35,000        846,545
                                                   -----------
      Total Common Stocks
      (Cost $184,314,840)                          209,361,136
                                                   -----------

SHORT-TERM INVESTMENTS:

      Associates Corporation of North America
        Master Note Fltg
        (4.71% at 6/30/99)            4,517,840     $4,517,840
                                     ----------   ------------
      Total Short-Term Investments                  $4,517,840
                                                  ------------
      Total Investments:                          $213,878,976
                                                  ============

      *  Presently not producing dividend income
      ** Foreign Investments


SAFEKEEPING OF SECURITIES                       INVESTMENT MANAGER

      InvesTrust                         American Fidelity Assurance Company
   Oklahoma City, OK                             Oklahoma City, OK

                         INVESTMENT SUB ADVISORS

Lawrence Kelly & Associates, Inc.           Todd Investment Advisors
      Los Angeles, CA                            Louisville, KY

PARTICIPANT'S UNIT VALUE

June 1994             8.90
Dec. 1994             8.90
June 1995            10.60
Dec. 1995            12.20
June 1996            13.80
Dec. 1996            15.35
June 1997            17.75
Dec. 1997            19.40
June 1998            22.60
Dec. 1998            23.75
June 1999            27.40


                       SERVICES PROVIDED BY
                        AMERICAN FIDELITY

Services for Educators:
      o   Disability Income Plans
      o   Tax-Deferred Annuities
      o   Variable Annuities
      o   Fixed Annuities
      o   Universal Life Insurance

Cancer Protection
Pension and Profit-Sharing Plans for Corporations
HR-10 Retirement Plans for the Self-Employed
Individual Retirement Annuities
Simplified Employee Pension Plans
Group Life and Permanent Group Ordinary
Young Advantage Life
Association and Group Life Plans
Comprehensive Medical Plans
Individual Permanent and Term Life Insurance

HOME OFFICE:
2000 N.CLASSEN BLVD.  o   OKLAHOMA CITY, OKLA. 73106
            Telephone: (405) 523-2000

GVA-276 (7/99)